Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

August 31, 2019

FEGK6-QTLY-1019
1.9883992.102

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Entertainment - 3.4%
Electronic Arts, Inc. (a)	6,530	$611,730
Live Nation Entertainment, Inc. (a)	32,601	2,266,096
Take-Two Interactive Software, Inc. (a)	16,919	2,232,800
		5,110,626
Interactive Media & Services - 0.3%
TripAdvisor, Inc. (a)	11,621	441,482

TOTAL COMMUNICATION SERVICES		5,552,108

CONSUMER DISCRETIONARY - 13.3%
Distributors - 1.0%
Pool Corp.	7,589	1,490,328
Diversified Consumer Services - 1.5%
Service Corp. International	47,523	2,200,315
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	4,386	994,920
Planet Fitness, Inc. (a)	5,888	415,752
		1,410,672
Internet & Direct Marketing Retail - 0.4%
GrubHub, Inc. (a)(b)	9,000	534,060
Multiline Retail - 2.4%
Dollar General Corp.	23,442	3,659,062
Specialty Retail - 5.7%
AutoZone, Inc. (a)	2,900	3,194,901
Best Buy Co., Inc.	10,339	658,077
Five Below, Inc. (a)	2,754	338,384
Ross Stores, Inc.	18,414	1,952,068
Ulta Beauty, Inc. (a)	6,726	1,598,972
Urban Outfitters, Inc. (a)	34,038	796,830
		8,539,232
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	9,791	895,681
Deckers Outdoor Corp. (a)	2,447	360,810
VF Corp.	10,859	889,895
		2,146,386

TOTAL CONSUMER DISCRETIONARY		19,980,055

CONSUMER STAPLES - 3.0%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	21,994	1,297,426
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	412	16,665
Food Products - 1.3%
The Hershey Co.	12,093	1,916,499
Household Products - 0.6%
Clorox Co.	6,300	996,408
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,732	342,919

TOTAL CONSUMER STAPLES		4,569,917

FINANCIALS - 5.9%
Capital Markets - 5.2%
LPL Financial	6,010	450,450
MarketAxess Holdings, Inc.	5,094	2,025,476
Moody's Corp.	6,217	1,340,261
MSCI, Inc.	11,516	2,701,999
S&P Global, Inc.	2,895	753,250
Tradeweb Markets, Inc. Class A	14,000	596,260
		7,867,696
Insurance - 0.7%
Cincinnati Financial Corp.	400	44,996
Primerica, Inc.	3,800	452,846
Progressive Corp.	7,250	549,550
		1,047,392

TOTAL FINANCIALS		8,915,088

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 7.2%
DexCom, Inc. (a)	10,130	1,738,409
Edwards Lifesciences Corp. (a)	3,873	859,186
IDEXX Laboratories, Inc. (a)	5,500	1,593,570
Intuitive Surgical, Inc. (a)	931	476,058
Masimo Corp. (a)	7,600	1,164,700
ResMed, Inc.	26,079	3,632,805
Teleflex, Inc.	1,342	488,381
The Cooper Companies, Inc.	2,800	867,300
		10,820,409
Health Care Providers & Services - 2.9%
Centene Corp. (a)	28,000	1,305,360
Wellcare Health Plans, Inc. (a)	11,070	2,997,092
		4,302,452
Health Care Technology - 1.5%
Veeva Systems, Inc. Class A (a)	13,500	2,165,130
Life Sciences Tools & Services - 5.0%
Bruker Corp.	29,105	1,256,463
Charles River Laboratories International, Inc. (a)	17,810	2,336,672
Mettler-Toledo International, Inc. (a)	3,500	2,298,765
Waters Corp. (a)	7,913	1,676,686
		7,568,586

TOTAL HEALTH CARE		24,856,577

INDUSTRIALS - 15.1%
Aerospace & Defense - 4.2%
Harris Corp.	10,500	2,219,805
Huntington Ingalls Industries, Inc.	6,300	1,316,700
TransDigm Group, Inc.	5,184	2,790,651
		6,327,156
Commercial Services & Supplies - 3.2%
Cintas Corp.	10,368	2,735,078
Copart, Inc. (a)	27,052	2,039,450
		4,774,528
Electrical Equipment - 1.0%
AMETEK, Inc.	17,713	1,522,078
Industrial Conglomerates - 1.7%
ITT, Inc.	14,241	810,598
Roper Technologies, Inc.	4,600	1,687,096
		2,497,694
Machinery - 2.1%
IDEX Corp.	11,752	1,935,672
Toro Co.	16,814	1,210,776
		3,146,448
Professional Services - 2.9%
CoStar Group, Inc. (a)	1,326	815,318
Equifax, Inc.	8,333	1,219,785
Verisk Analytics, Inc.	14,500	2,342,330
		4,377,433

TOTAL INDUSTRIALS		22,645,337

INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	1,900	430,578
F5 Networks, Inc. (a)	1,400	180,222
Motorola Solutions, Inc.	10,400	1,881,464
		2,492,264
Electronic Equipment & Components - 4.0%
Amphenol Corp. Class A	25,800	2,258,532
CDW Corp.	17,400	2,009,700
Keysight Technologies, Inc. (a)	9,600	929,856
Zebra Technologies Corp. Class A (a)	4,100	840,623
		6,038,711
IT Services - 14.9%
Adyen BV (a)(c)	104	75,302
Booz Allen Hamilton Holding Corp. Class A	12,200	921,222
Broadridge Financial Solutions, Inc.	6,946	899,090
CoreLogic, Inc.(a)	1,000	48,400
EPAM Systems, Inc. (a)	7,135	1,365,140
Fidelity National Information Services, Inc.	10,218	1,391,896
Fiserv, Inc. (a)	40,977	4,382,080
Global Payments, Inc.	15,185	2,520,406
Total System Services, Inc.	43,413	5,826,890
VeriSign, Inc. (a)	24,395	4,972,921
		22,403,347
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	15,817	1,737,181
Broadcom, Inc.	1,346	380,433
KLA-Tencor Corp.	15,500	2,292,450
Lam Research Corp.	12,030	2,532,435
NXP Semiconductors NV	10,038	1,025,281
ON Semiconductor Corp. (a)	44,500	792,100
Skyworks Solutions, Inc.	5,687	428,060
Xilinx, Inc.	26,300	2,736,778
		11,924,718
Software - 8.1%
Adobe, Inc. (a)	2,169	617,102
Atlassian Corp. PLC (a)	4,400	591,844
Black Knight, Inc. (a)	13,786	858,179
Cadence Design Systems, Inc. (a)	28,100	1,924,288
Check Point Software Technologies Ltd. (a)	6,225	670,433
Fortinet, Inc. (a)	16,100	1,274,798
Intuit, Inc.	1,944	560,572
Paycom Software, Inc. (a)	370	92,544
RingCentral, Inc. (a)	3,600	508,068
ServiceNow, Inc. (a)	1,500	392,760
Slack Technologies, Inc. Class A (a)	8,747	250,514
Synopsys, Inc. (a)	13,383	1,897,843
Workday, Inc. Class A (a)	13,952	2,473,411
		12,112,356

TOTAL INFORMATION TECHNOLOGY		54,971,396

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	965	508,314
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Equity Lifestyle Properties, Inc.	16,814	2,265,182
SBA Communications Corp. Class A	11,619	3,049,174
Sun Communities, Inc.	2,600	384,280
		5,698,636
TOTAL COMMON STOCKS
(Cost $116,818,477)		147,697,428

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.13% (d)	2,675,181	2,675,716
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	458,326	458,372
TOTAL MONEY MARKET FUNDS
(Cost $3,134,101)		3,134,088
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $119,952,578)		150,831,516
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(592,185)
NET ASSETS - 100%		$150,239,331

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,302 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,360
Fidelity Securities Lending Cash Central Fund	722
Total	$46,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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